COMMITMENTS AND CONTINGECIES (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF FUTURE LEASE COMMITMENT [Table Text Block]
Amount
Within 1 year	$2,165,842
1 year to 2 years	2,165,842
2 year to 3 years	2,165,842
3 years to 4 years	2,165,842
4 years to 5 years	1,263,408
over 5 years	-
Total	$9,926,776

Amount
Within 1 year	$2,212,914
1 year to 2 years	2,212,914
2 years to 3 years	2,212,914
3 years to 4 years	1,844,095

Total	$8,482,837